UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.   20549

FORM 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ]  is a restatement.
				   [  ]  adds new holding entries.

Institutional Investment Manger Filing this Report:

Name: 	Regal Asset Management Corporation
	8201 Preston Road
	Suite 400
	Dallas, TX   75225

13F File Number: 28-3090

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:	Jay Thompson
Title:	Chief Operating Officer
Phone:	(214) 890-8808
Signature, Place, and Date of Signing:

Joseph W. Thompson, 	Dallas, Texas, 	November 8, 1999.

Report Type  (Check only one.):

[X]	13F HOLDINGS REPORT

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:	None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

<PAGE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	63

Form 13F Information Table Value Total:	$33,278,000

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FORM 13F INFORMATION TABLE
                       TITLE OF               VALUE     SHARES /    SH /     PUT /   INVSTMT  OTHER             VOTING AUTHORITY
    NAME OF ISSUER      CLASS      CUSIP     (x$1000)   PRN AMT      PRN     CALL    DSCRETN MANAGERS     SOLE  SHARED  NONE
Barrick Gold Corp         CS     067901108         436      20,050   SH               SOLE             20,050
ACE COMM Corp             CS     004404109         210      55,000   SH               SOLE             55,000
Astec Industries Inc      CS     046224101         660      27,500   SH               SOLE             27,500
BostonFed Bancorp Inc     CS     101178101         210      14,000   SH               SOLE             14,000
Bristol Myers Squibb Co   CS     110122108         675      10,000   SH               SOLE             10,000
Citigroup Inc             CS     172967101         590      13,400   SH               SOLE             13,400
Crescent Real Estate Eq   CS     225756105         360      20,000   SH               SOLE             20,000
CheckFree Holdings Corp   CS     162816102         276       6,700   SH               SOLE              6,700
Colonial Properties Tru   CS     195872106         268      10,000   SH               SOLE             10,000
Candela Corp              CS     136907102         317      30,000   SH               SOLE             30,000
Camden Property Trust S   CS     133131102         302      11,249   SH               SOLE             11,249
Detection Systems Inc     CS     250644101         430      42,500   SH               SOLE             42,500
Dell October 45 puts      CS     247025OVI         251         670   SH       PUT     SOLE               670
eBay Inc                  CS     278642103         917       6,500   SH               SOLE             -6,500
Eastern Co                CS     276317104         491      30,000   SH               SOLE             30,000
Equity Inns Inc           CS     294703103         354      41,600   SH               SOLE             41,600
ESS Technology Inc        CS     269151106         656      50,000   SH               SOLE             50,000
First Australia Prime I   CS     318653102         735     120,000   SH               SOLE             120,000
Felcor Lodging Trust In   CS     31430F101         438      25,000   SH               SOLE             25,000
4Front Technologies Inc   CS     351042106         414      30,000   SH               SOLE             30,000
Fortress Inv.            144A      #N/A            844      50,000   SH               SOLE             50,000
Genlyte Group Inc         CS     372302109         532      22,500   SH               SOLE             22,500
Gap Inc                   CS     364760108         320      10,000   SH               SOLE             10,000
Glimcher Realty Trust     CS     379302102         389      26,500   SH               SOLE             26,500
Hansen Natural Corp       CS     411310105         325      65,000   SH               SOLE             65,000
High Income Opportunity   CS     42967Q105         357      39,100   SH               SOLE             39,100
Homestake Mining Co       CS     437614100         322      35,050   SH               SOLE             35,050
Herley Industries Inc     CS     427398102         678      48,000   SH               SOLE             48,000
International Business    CS     459200101       3,415      28,140   SH               SOLE             28,140
IBM Oct 130 Puts          CS     4592000VF         271         282   SH       PUT     SOLE               282
Innodata Corp             CS     457642205         280      40,000   SH               SOLE             40,000
Ion Networks Inc          CS     46205P100         322      50,000   SH               SOLE             50,000
JONES PHARMA INC          CS     480236108         658      20,000   SH               SOLE             20,000
Jacksonville Savings an   CS     469248108         257      17,000   SH               SOLE             17,000
Kensey Nash Corp          CS     490057106         664      42,500   SH               SOLE             42,500
Eli Lilly and Company     CS     532457108         960      15,000   SH               SOLE             15,000
Manatron Inc              CS     562048108         263      50,000   SH               SOLE             50,000
Medco Research Inc        CS     584059109         748      30,000   SH               SOLE             30,000
Merck and Company Inc     CS     589331107         324       5,000   SH               SOLE              5,000
Micron Electronics Inc    CS     595100108         350      33,500   SH               SOLE             33,500
Northstar Cap. 144A      144A    66704F106         794      50,000   SH               SOLE             50,000
Newmont Mining Corp       CS     651639106         260      10,050   SH               SOLE             10,050
New Era of Networks Inc   CS     644312100         578      26,800   SH               SOLE             26,800
Bank One Corporation      CS     06423A103         348      10,000   SH               SOLE             10,000
PRT.B Prime ret           CS     741570303         279      20,000   SH               SOLE             20,000
Rush Enterprises Inc      CS     781846100         529      35,000   SH               SOLE             35,000
Invivo Corp               CS     461858102         333      27,500   SH               SOLE             27,500
Schering Plough Corp      CS     806605101         654      15,000   SH               SOLE             15,000
SLI Inc                   CS     78442T108         213      10,000   SH               SOLE             10,000
SPDR  S&P Dep Rcpt TradDEP REC   78462F103         644       5,000   SH               SOLE              5,000
Sequent Computer System   CS     817338106         718      40,000   SH               SOLE             40,000
Sunquest Information Sy   CS     867654105         709      45,000   SH               SOLE             45,000
Thor Industries Inc       CS     885160101         510      20,000   SH               SOLE             20,000
Trinet Corporation Real   CS     896287109         238      10,000   SH               SOLE             10,000
US Restaurant Propertie   CS     902971100         238      12,500   SH               SOLE             12,500
VDI MultiMedia            CS     917916108         484      50,000   SH               SOLE             50,000
Vicon Industries Inc      CS     925811101         350      50,000   SH               SOLE             50,000
Walden Residential Prop   CS     931210108         436      20,000   SH               SOLE             20,000
Workflow Management Inc   CS     98137N109         638      50,000   SH               SOLE             50,000
Wyndham Intl Inc          CS     983101106         289     110,000   SH               SOLE             110,000
Xeta Corp                 CS     983909102         727      47,500   SH               SOLE             47,500
Xilinx Inc                CS     983919101         878      13,400   SH               SOLE             13,400
Yahoo! Inc                CS     984332106       1,164       6,500   SH               SOLE             -6,500


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